Defined Benefit Plans - Summary of Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon Nederland N.V. [member] - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (81)	€ (69)
Decrease in actuarial assumptions	90	77
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(534)	(447)
Decrease in actuarial assumptions	733	605
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	18	4
Decrease in actuarial assumptions	(18)	(4)
Finance actuarial assumption on indexation rate by 25 basis points variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	167	140
Decrease in actuarial assumptions	€ (152)	€ (128)